Net Loss Per Share of Common Stock - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Stock Purchase Warrants [Member]
Senior Convertible Note were excluded from the computation of diluted net income per share	3,612,786		3,612,786
Senior Convertible Notes [Member]
Senior Convertible Note were excluded from the computation of diluted net income per share	115,128		115,128